VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Additional Information (Details) shares in Millions		1 Months Ended								3 Months Ended		12 Months Ended
	Feb. 03, 2016	Feb. 29, 2020 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) vessels	Feb. 28, 2018 USD ($)	May 31, 2015 vessels	Mar. 31, 2020 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 suezmax_tanker_vessel_type	Dec. 31, 2020 vessels	Dec. 31, 2020 large_range_2Tanker_vessel_type	Dec. 31, 2020 very_large_crude_carrier	Dec. 31, 2019 suezmax_tanker_vessel_type	Dec. 31, 2019 vessels	Dec. 31, 2019 large_range_2Tanker_vessel_type	Aug. 31, 2019 vessels	Feb. 29, 2016 shares	Jul. 01, 2015 USD ($)
Leases, Schedule of Leased Assets [Line Items]
Number of leased assets | vessels																						5
Management fee income																								$ 6,500
Reverse stock split, conversion ratio	0.2000
Profit share expense percentage																								25.00%
Cash buffer per vessel, covenant compliance												$ 2,000,000.0
Cash held by Frontline Shipping Ltd												15,600,000	$ 13,100,000
Contractual obligation												34,400,000
Present value of obligations under finance leases												56,277,000	359,910,000
Contingent rental expense payable												21,900,000
Profit share expense												18,700,000	4,800,000	$ 1,500,000
Difference in fair value of profit share from original value			$ 19,700,000									14,600,000	2,200,000	19,700,000
Contingent rental income												(14,568,000)	2,607,000	19,738,000
Gain (loss) on termination of lease												7,409,000	0	10,324,000
Gain on contract termination												$ 7,400,000
Number of assets chartered																	1	2	1		1
Remaining periods on these leases, maximum (in years)												6 years
Interest expense												$ 7,000,000.0	$ 10,700,000
Number of vessels sub-leased | vessels																1
VLCC Vessels
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms | vessels									12
Daily hire payable																								$ 20,000
Suezmax Vessels
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms | vessels									5
Daily hire payable																								15,000
Ship Finance Leased Vessels
Leases, Schedule of Leased Assets [Line Items]
Management fee income																								$ 9,000
Total vessels leased in on long-term time charters | vessels																2				3
SFL
Leases, Schedule of Leased Assets [Line Items]
Number of shares issued | shares																							11.0
Profit share expense percentage																								50.00%
Cash buffer per vessel, covenant compliance												2,000,000.0
Income from contract termination		$ 3,200,000
Gain on contract termination										$ 7,400,000
Increase (decrease) in notes payable, related parties		20,000,000.0
Number of vessels whose lease was terminated | vessels							3
Front Hakata | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (loss) on termination of lease		7,409,000
Front Circassia | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (loss) on termination of lease								$ (5,811,000)
Reduction in capital lease obligation								20,600,000
Front Page | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (loss) on termination of lease							$ 2,638,000
Front Stratus | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (loss) on termination of lease						$ 2,144,000
Front Serenade | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (loss) on termination of lease					$ 2,426,000
Front Ariake | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (loss) on termination of lease				$ 3,523,000
Front Falcon | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (loss) on termination of lease			5,404,000
Front Page, Front Stratus, Front Serenade | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (loss) on termination of lease											$ 7,200,000
Reduction in capital lease obligation											92,100,000
Front Ariake, Front Falcon | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain (loss) on termination of lease				8,900,000
Reduction in capital lease obligation				55,200,000
Non cash element
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts (payments)												$ 3,183,000		$ (22,391,000)
Non cash element | Front Hakata | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts (payments)		$ 3,183,000
Non cash element | Front Circassia | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts (payments)								$ (8,891,000)
Non cash element | Front Page | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts (payments)							$ (3,375,000)
Non cash element | Front Stratus | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts (payments)						$ (3,375,000)
Non cash element | Front Serenade | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts (payments)					$ (3,375,000)
Non cash element | Front Ariake | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts (payments)				$ (3,375,000)
Non cash element | Front Falcon | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts (payments)			$ 0
Non cash element | Front Page, Front Stratus, Front Serenade | SFL
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts (payments)											$ (10,100,000)
Vessels Chartered To Trafigura
Leases, Schedule of Leased Assets [Line Items]
Number of assets chartered															5	5